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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       November 13, 2012
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $2,801,955,680.42


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 September 2012

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
                           Item 2 -                                                                           Item 8:
Item 1 -                   Title    Item 3 -            Item 4: FMV       Item 5:       Item 6: Inv  Item 7:  Voting
Stock Name                 or Class CUSIP     Portfolio (in US$)          Shares        Discretion   Manager  Authority
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR          ADR      02364W105             775,518,823.74    30,496,218  sole           1       sole      21,657,446
                                                                                                               none       8,838,772

BANCO MACRO BANSUD ADR     ADR      05961W105              30,999,607.00     2,186,150  sole           1       sole       1,986,978
                                                                                                               none         199,172

BANCO SANTANDER
 BRASIL - ADS              ADS      05967A107             446,428,618.57    60,573,761  sole           1       sole      43,182,593
                                                                                                               none      17,391,168

BANCOLOMBIA ADR            ADR      05968L102             208,017,877.13     3,483,803  sole           1       sole       2,149,242
                                                                                                               none       1,334,561

CNINSURE ADR               ADR      18976M103               9,269,043.80     1,598,111                 1       sole       1,487,902
                                                                                                               none         110,209

CTRIP INTERNATIONAL ADR    ADR      22943F100             120,220,592.24  7,122,073.00  sole           1       sole       5,358,512
                                                                                                               none       1,763,561

EMBOTELLADORA ANDINA
 ADR REP A                 ADR      29081P204               6,719,993.28       242,424  sole           1       sole         125,927
                                                                                                               none         116,497

EMBOTELLADORA ANDINA
 ADS REP B                 ADS      29081P303             108,962,664.74     3,173,978  sole           1       sole       2,150,602
                                                                                                               none       1,023,376

EPAM SYSTEMS               ORD      29414B104               3,960,524.46       209,109  sole           1       sole         209,109
                                                                                                               none               0

FEMSA ADS                  ADS      344419106             211,208,431.14     2,296,243  sole           1       sole       1,764,310
                                                                                                               none         531,933

INFOSYS TECHNOLOGY
 LTD ADR                   ADR      456788108             397,426,929.18     8,187,617  sole           1       sole       5,404,484
                                                                                                               none       2,783,133

ITAU UNIBANCO HOLDING
 SA - ADR                  ADR      465562106             267,107,128.24    17,480,833  sole           1       sole      12,406,569
                                                                                                               none       5,074,264

KOSMOS ENERGY LTD          ADR      G5315B107              58,227,752.98     5,112,182  sole           1       sole       3,946,966
                                                                                                               none       1,165,216

PLATINUM GROUP METALS LTD  ORD      72765Q205              15,198,373.17    14,661,960  sole           1       sole      14,661,960
                                                                                                               none               0

RETALIX LTD                ORD      M8215W109               4,946,740.43       239,018  sole           1       sole         239,018
                                                                                                               none               0

TAIWAN SEMICONDUCTOR
 CO ADR                    ADR      874039100              14,146,433.84       894,212  sole           1       sole               0
                                                                                                               none         894,212

TERNIUM SA ADR             ADR      880890108             117,806,504.58     6,004,409  sole           1       sole       4,533,566
                                                                                                               none       1,470,843

VANCEINFO TECHNOLOGIES
 ADR                       ADR      921564100               5,789,641.90       737,534  sole           1       sole         737,534
                                                                                                               none               0
                                                        ----------------
                                                        2,801,955,680.42
                                                        ================
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